LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.09%
•SLC Student Loan Trust Series 2005-3 A3 0.30% (LIBOR03M + 0.12%) 6/15/29	785,583	$ 782,105
Total Agency Asset-Backed Security (Cost $783,475)		782,105
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–6.78%
Fannie Mae REMICs
•Series 2011-86 NF 0.66% (LIBOR01M + 0.55%) 9/25/41	1,388,658	1,406,076
Series 2013-6 JB 1.50% 2/25/43	8,589,194	8,634,032
•Series 2014-49 AF 0.44% (LIBOR01M + 0.32%) 8/25/44	622,512	620,175
•Series 2017-95 FA 0.47% (LIBOR01M + 0.35%) 11/25/47	3,428,226	3,427,277
•Series 2019-53 FA 0.52% (LIBOR01M + 0.40%) 9/25/49	4,064,702	4,063,208
•Series 2020-29 FC 0.92% (LIBOR01M + 0.80%) 5/25/50	4,454,789	4,526,970
Freddie Mac REMICs
• 0.52% (LIBOR01M + 0.40%) 12/15/38	5,536,500	5,526,348
1.50% 12/15/42	8,737,261	8,785,204
•Series 4347 WF 0.52% (LIBOR01M + 0.40%) 1/15/40	1,366,425	1,363,556
•Series 4367 GF 0.47% (LIBOR01M + 0.35%) 3/15/37	3,895,729	3,881,882
•Series 4419 AF 0.46% (LIBOR01M + 0.34%) 6/15/40	2,423,017	2,415,832
•Series 4730 WF 0.47% (LIBOR01M + 0.35%) 8/15/38	4,156,392	4,141,131
Series 4948 E 2.50% 10/25/48	731,263	745,428
•Freddie Mac Strips
Series 328 F4 0.47% (LIBOR01M + 0.35%) 2/15/38	4,003,595	3,974,085
Series 330 F4 0.47% (LIBOR01M + 0.35%) 10/15/37	1,846,071	1,828,270
•GNMA
Series 2016-H11 F 0.92% (LIBOR01M + 0.80%) 5/20/66	2,231,722	2,279,518
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA (continued)
Series 2016-H17 FC 0.95% (LIBOR01M + 0.83%) 8/20/66	1,949,320	$ 1,995,642
Series 2016-H19 FA 0.90% (LIBOR01M + 0.78%) 9/20/66	1,860,632	1,897,513
Total Agency Collateralized Mortgage Obligations (Cost $60,922,142)		61,512,147
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.22%
•Fannie Mae-Aces Series 2017-M13 FA 0.51% (LIBOR01M + 0.40%) 10/25/24	2,031,319	2,033,504
Total Agency Commercial Mortgage-Backed Security (Cost $2,031,319)		2,033,504
AGENCY OBLIGATIONS–7.11%
Federal Home Loan Banks
0.90% 2/26/27	4,700,000	4,615,519
0.92% 2/26/27	9,400,000	9,171,266
Federal Home Loan Mortgage
0.65% 10/27/25	12,000,000	11,862,448
0.80% 10/27/26	9,000,000	8,825,558
Federal National Mortgage Association
0.65% 8/25/25	18,300,000	18,115,742
0.70% 7/30/25	7,000,000	6,947,993
0.88% 12/18/26	5,000,000	4,915,590
Total Agency Obligations (Cost $65,140,023)		64,454,116
CORPORATE BONDS–55.04%
Aerospace & Defense–0.98%
Boeing
1.43% 2/4/24	1,100,000	1,113,966
4.51% 5/1/23	7,300,000	7,813,802
		8,927,768
Agriculture–0.93%
BAT Capital 3.22% 8/15/24	908,000	967,350
Imperial Brands Finance
3.13% 7/26/24	5,500,000	5,812,394
3.75% 7/21/22	1,600,000	1,652,732
		8,432,476
Airlines–1.08%
♦Continental Airlines Pass Through Trust 5.98% 4/19/22	518,776	529,515
Delta Air Lines
3.40% 4/19/21	4,000,000	3,999,960
3.63% 3/15/22	3,200,000	3,235,558
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦Delta Air Lines Pass Through Trust 6.82% 8/10/22	1,886,984	$ 1,971,779
♦Northwest Airlines Pass Through Trust 6.26% 11/20/21	60,945	60,644
		9,797,456
Auto Manufacturers–6.07%
Daimler Finance North America
0.75% 3/1/24	5,000,000	4,974,598
•1.09% (LIBOR03M + 0.90%) 2/15/22	8,500,000	8,556,942
Ford Motor Credit
•1.10% (LIBOR03M + 0.88%) 10/12/21	800,000	796,144
4.25% 9/20/22	2,900,000	2,999,760
5.60% 1/7/22	1,000,000	1,027,330
5.88% 8/2/21	4,000,000	4,053,800
General Motors Financial
•1.07% (LIBOR03M + 0.85%) 4/9/21	2,500,000	2,500,200
3.55% 7/8/22	1,400,000	1,450,238
4.20% 11/6/21	5,200,000	5,312,268
Hyundai Capital America
1.15% 11/10/22	5,000,000	5,027,150
•1.17% (LIBOR03M + 0.94%) 7/8/21	1,100,000	1,101,198
2.85% 11/1/22	2,800,000	2,887,597
Nissan Motor Acceptance
•0.87% (LIBOR03M + 0.65%) 7/13/22	600,000	600,254
•1.11% (LIBOR03M + 0.89%) 1/13/22	3,100,000	3,108,573
2.60% 9/28/22	200,000	204,880
2.65% 7/13/22	1,000,000	1,021,224
3.65% 9/21/21	5,000,000	5,065,618
Volkswagen Group of America Finance 0.88% 11/22/23	3,500,000	3,514,023
VW Credit Canada 2.65% 6/27/22	1,000,000	815,230
		55,017,027
Banks–16.03%
Aozora Bank 3.81% 9/7/21	1,500,000	1,518,990
•Banco Santander Chile 1.39% (LIBOR03M + 1.20%) 11/28/21	2,000,000	2,007,932
μBank of America 3.30% 4/24/24	6,000,000	5,009,692
Barclays
•1.57% (LIBOR03M + 1.38%) 5/16/24	5,500,000	5,578,578
μ4.34% 5/16/24	4,000,000	4,283,127
•Citigroup 1.62% (LIBOR03M + 1.43%) 9/1/23	8,000,000	8,128,054
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCredit Agricole 1.25% 1/26/27	350,000	$ 342,317
Danske Bank
μ1.17% 12/8/23	980,000	985,358
•1.24% (LIBOR03M + 1.06%) 9/12/23	6,200,000	6,251,728
5.00% 1/12/22	2,000,000	2,067,080
•First Abu Dhabi Bank PJSC 1.18% (LIBOR03M + 0.95%) 4/16/22	2,000,000	2,008,544
Goldman Sachs Group
0.52% 3/8/23	3,100,000	3,100,205
μ2.88% 10/31/22	3,250,000	3,293,222
HSBC Holdings
•1.11% 2/16/24	4,700,000	3,577,014
•1.41% (LIBOR03M + 1.23%) 3/11/25	1,350,000	1,376,375
μ3.26% 3/13/23	3,100,000	3,177,868
μ3.95% 5/18/24	1,000,000	1,067,259
JPMorgan Chase & Co
μ0.70% 3/16/24	2,200,000	2,208,034
•3.68% (LIBOR03M + 3.47%) 4/30/21	2,787,000	2,782,123
Lloyds Banking Group
μ2.86% 3/17/23	2,600,000	2,654,683
4.05% 8/16/23	6,500,000	7,011,499
Mitsubishi UFJ Financial Group
1.41% 7/17/25	4,000,000	3,997,255
2.62% 7/18/22	4,896,000	5,031,157
3.76% 7/26/23	6,000,000	6,428,065
Mizuho Financial Group
•0.79% (LIBOR03M + 0.61%) 9/8/24	3,000,000	3,009,244
•0.82% (LIBOR03M + 0.63%) 5/25/24	2,617,000	2,629,038
•1.03% (LIBOR03M + 0.85%) 9/13/23	2,400,000	2,419,649
μ1.24% 7/10/24	2,300,000	2,324,195
μNatwest Group
3.50% 5/15/23	5,000,000	5,153,941
4.52% 6/25/24	4,200,000	4,533,737
QNB Finance
•1.20% (LIBOR03M + 1.00%) 5/2/22	3,800,000	3,809,432
•1.54% 5/31/21	2,000,000	2,002,508
2.13% 9/7/21	3,500,000	3,516,935
Santander Holdings USA 3.40% 1/18/23	900,000	939,650
μSociete Generale 1.49% 12/14/26	5,600,000	5,502,668
Standard Chartered
•1.28% (SOFR + 1.25%) 10/14/23	3,600,000	3,639,412
μ1.32% 10/14/23	1,800,000	1,811,430

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group
0.51% 1/12/24	3,000,000	$ 2,986,301
1.47% 7/8/25	2,500,000	2,501,098
2.78% 10/18/22	6,000,000	6,205,869
μUBS Group 1.01% 7/30/24	1,800,000	1,810,465
Wells Fargo & Co 2.51% 10/27/23	8,000,000	6,618,413
		145,300,144
Building Materials–0.46%
Carrier Global 2.24% 2/15/25	4,000,000	4,141,792
		4,141,792
Chemicals–0.45%
Nutrition & Biosciences 1.23% 10/1/25	4,200,000	4,127,922
		4,127,922
Commercial Services–0.85%
Central Nippon Expressway 2.29% 4/23/21	2,000,000	2,001,840
Equifax 3.60% 8/15/21	2,900,000	2,933,464
Global Payments 1.20% 3/1/26	2,800,000	2,756,385
		7,691,689
Computers–0.59%
Dell International 5.45% 6/15/23	4,900,000	5,354,998
		5,354,998
Diversified Financial Services–8.17%
AerCap Ireland Capital
3.95% 2/1/22	1,100,000	1,125,465
5.00% 10/1/21	2,300,000	2,349,664
Air Lease 4.25% 2/1/24	5,200,000	5,642,693
Aircastle 5.50% 2/15/22	1,900,000	1,975,503
Ally Financial 1.45% 10/2/23	4,500,000	4,568,126
Aviation Capital Group 2.88% 1/20/22	6,100,000	6,188,413
Avolon Holdings Funding 2.88% 2/15/25	4,700,000	4,682,671
BGC Partners 5.13% 5/27/21	5,200,000	5,227,380
BOC Aviation
•1.25% (LIBOR03M + 1.05%) 5/4/21	1,500,000	1,499,446
2.38% 9/15/21	750,000	752,888
3.00% 5/23/22	4,000,000	4,064,480
Cantor Fitzgerald 6.50% 6/17/22	3,500,000	3,732,903
International Lease Finance 5.88% 8/15/22	800,000	855,474
LeasePlan 2.88% 10/24/24	5,000,000	5,256,902
LSEGA Financing 0.65% 4/6/24	6,500,000	6,480,859
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Mitsubishi UFJ Lease & Finance 2.65% 9/19/22	6,700,000	$ 6,878,292
Nomura Holdings
1.85% 7/16/25	6,300,000	6,286,689
2.65% 1/16/25	2,600,000	2,689,272
ORIX 2.90% 7/18/22	2,000,000	2,060,688
Park Aerospace Holdings 4.50% 3/15/23	1,700,000	1,775,445
		74,093,253
Electric–3.39%
AES 1.38% 1/15/26	5,200,000	5,068,141
Enel Finance International 4.25% 9/14/23	900,000	973,785
Exelon 2.45% 4/15/21	1,300,000	1,300,728
FirstEnergy 3.35% 7/15/22	3,030,000	3,075,450
Israel Electric 5.00% 11/12/24	4,000,000	4,492,680
Pacific Gas and Electric
•1.67% (LIBOR03M + 1.48%) 6/16/22	1,400,000	1,401,646
1.75% 6/16/22	5,400,000	5,408,196
2.10% 8/1/27	1,300,000	1,272,797
2.95% 3/1/26	200,000	206,074
3.25% 6/15/23	100,000	104,150
3.40% 8/15/24	500,000	529,714
3.75% 2/15/24	100,000	106,346
3.85% 11/15/23	200,000	212,238
Southern 2.35% 7/1/21	3,000,000	3,009,355
Southern California Edison 1.10% 4/1/24	3,600,000	3,599,951
		30,761,251
Engineering & Construction–0.03%
Heathrow Funding 4.88% 7/15/21	300,000	302,481
		302,481
Food–0.44%
McCormick & Co 2.70% 8/15/22	900,000	926,091
Mondelez International Holdings Netherlands 2.00% 10/28/21	3,000,000	3,024,328
		3,950,419
Gas–0.27%
^British Transco International Finance 0.00% 11/4/21	520,000	518,074
CenterPoint Energy Resources
•0.68% (LIBOR03M + 0.50%) 3/2/23	700,000	700,199
0.70% 3/2/23	1,200,000	1,199,624
		2,417,897

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.44%
CommonSpirit Health 1.55% 10/1/25	4,000,000	$ 4,023,401
		4,023,401
Holding Companies-Diversified–0.24%
CK Hutchison International 19 3.25% 4/11/24	2,000,000	2,140,380
		2,140,380
Home Builders–0.61%
DR Horton 4.38% 9/15/22	1,000,000	1,044,272
Lennar
4.50% 4/30/24	3,000,000	3,263,310
5.88% 11/15/24	1,100,000	1,248,500
		5,556,082
Insurance–1.61%
•Athene Global Funding 1.47% (LIBOR03M + 1.23%) 7/1/22	9,000,000	9,095,819
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,396,476
GA Global Funding Trust 1.63% 1/15/26	1,100,000	1,098,473
		14,590,768
Lodging–0.49%
MGM Resorts International 7.75% 3/15/22	4,200,000	4,424,280
		4,424,280
Media–1.30%
Charter Communications Operating
•1.86% (LIBOR03M + 1.65%) 2/1/24	3,000,000	3,081,900
4.46% 7/23/22	2,000,000	2,085,909
4.50% 2/1/24	3,000,000	3,281,222
TWDC Enterprises 18 2.76% 10/7/24	4,000,000	3,361,884
		11,810,915
Oil & Gas–1.73%
BG Energy Capital 4.00% 10/15/21	3,000,000	3,056,691
•Occidental Petroleum 1.64% (LIBOR03M + 1.45%) 8/15/22	5,000,000	4,947,260
Petronas Energy Canada 2.11% 3/23/28	2,400,000	2,400,000
•Valero Energy 1.33% (LIBOR03M + 1.15%) 9/15/23	4,400,000	4,414,896
Woodside Finance 3.65% 3/5/25	800,000	844,907
		15,663,754
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.69%
Berry Global
0.95% 2/15/24	2,100,000	$ 2,090,109
1.57% 1/15/26	4,200,000	4,133,724
		6,223,833
Pharmaceuticals–1.17%
AbbVie
•0.53% (LIBOR03M + 0.35%) 5/21/21	1,100,000	1,100,365
2.30% 11/21/22	7,400,000	7,614,572
Bayer US Finance 3.00% 10/8/21	1,200,000	1,215,732
Bristol-Myers Squibb 3.20% 6/15/26	600,000	652,649
		10,583,318
Pipelines–0.60%
Energy Transfer Operating 4.25% 3/15/23	1,700,000	1,794,102
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,634,947
		5,429,049
Retail–0.46%
7-Eleven 0.95% 2/10/26	4,300,000	4,188,630
		4,188,630
Savings & Loans–0.89%
Nationwide Building Society
2.00% 1/27/23	5,400,000	5,550,500
2.45% 7/27/21	2,500,000	2,516,260
		8,066,760
Semiconductors–1.08%
Broadcom 3.46% 9/15/26	6,253,000	6,706,083
NXP
4.63% 6/1/23	1,000,000	1,083,227
4.88% 3/1/24	1,800,000	2,000,621
		9,789,931
Software–0.71%
Citrix Systems 1.25% 3/1/26	1,900,000	1,867,847
Oracle 1.65% 3/25/26	4,500,000	4,535,533
		6,403,380
Telecommunications–1.60%
•AT&T 1.28% 9/19/23	2,170,000	1,667,032
Crown Castle Towers 3.22% 5/15/22	2,200,000	2,213,192
Sprint 7.25% 9/15/21	3,000,000	3,075,300
Sprint Spectrum 3.36% 9/20/21	241,875	243,689
T-Mobile USA 1.50% 2/15/26	5,600,000	5,545,344

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications 0.75% 3/22/24	1,800,000	$ 1,801,976
		14,546,533
Transportation–0.29%
Kansas City Southern
3.00% 5/15/23	1,250,000	1,303,334
3.13% 6/1/26	1,200,000	1,283,400
		2,586,734
Trucking & Leasing–1.39%
•GATX 0.92% (LIBOR03M + 0.72%) 11/5/21	1,600,000	1,605,370
Penske Truck Leasing 3.45% 7/1/24	5,000,000	5,388,184
SMBC Aviation Capital Finance
2.65% 7/15/21	4,600,000	4,615,682
3.00% 7/15/22	1,000,000	1,024,257
		12,633,493
Total Corporate Bonds (Cost $491,606,732)		498,977,814
MUNICIPAL BONDS–0.67%
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	3,028,882
University of California Series BG 0.88% 5/15/25	3,000,000	3,000,887
Total Municipal Bonds (Cost $6,007,957)		6,029,769
NON-AGENCY ASSET-BACKED SECURITIES–14.26%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 1.31% (LIBOR01M + 1.20%) 10/25/34	9,797	9,801
•AMMC CLO Series 2015-16A AR2 1.17% (LIBOR03M + 0.98%) 4/14/29	700,000	700,010
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.11% (LIBOR01M + 1.00%) 10/25/34	44,909	44,800
•Arbor Realty Commercial Real Estate Notes Series 2019-FL1 A 1.26% (LIBOR01M + 1.15%) 5/15/37	1,100,000	1,099,995
•Asset Backed Securities Home Equity Loan Trust Series 2004-HE2 M1 0.93% (LIBOR01M + 0.83%) 4/25/34	1,983,515	1,952,776
•Atrium XII Series 12A AR 1.05% (LIBOR03M + 0.83%) 4/22/27	4,747,234	4,744,452
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Bain Capital Euro CLO 0.01% 1/20/32	3,000,000	$ 3,518,100
•Bear Stearns Asset Backed Securities I Trust Series 2005-AQ1 M3 1.23% (LIBOR01M + 1.13%) 3/25/35	1,104,000	1,097,979
•Bear Stearns Asset Backed Securities Trust Series 2003-2 A3 1.61% (LIBOR01M + 1.50%) 3/25/43	52,190	52,748
•Catamaran CLO Series 2016-1A A1R 1.33% (LIBOR03M + 1.09%) 1/18/29	4,400,000	4,400,062
•CBAM Series 2017-3A A 1.45% (LIBOR03M + 1.23%) 10/17/29	2,500,000	2,500,840
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 0.65% (LIBOR01M + 0.54%) 12/25/34	1,896,358	1,847,173
=•Dryden XXVII-R Euro CLO Series 2017-27A AR 0.66% (EURIBOR03M + 0.66%) 4/15/33	1,800,000	2,110,860
•Finance America Mortgage Loan Trust Series 2004-2 M1 0.93% (LIBOR01M + 0.83%) 8/25/34	436,024	432,392
Ford Auto Securitization Trust Series 2020-AA A2 0.89% 8/15/24	8,600,000	6,862,618
GMF Canada Leasing Trust Series 2020-1A A2 0.91% 7/20/23	6,000,000	4,789,735
•GoldenTree Loan Management EUR CLO 4 DAC Series 4A A 1.55% (EURIBOR03M + 1.55%) 7/20/31	3,700,000	4,347,677
•Harvest CLO XVI DAC Series 16A ARR 0.64% (EURIBOR03M + 0.64%) 10/15/31	3,900,000	4,570,809
Harvest CLO XXI DAC Series 21A A2R 0.01% 7/15/31	2,050,000	2,397,424
•HERA Commercial Mortgage Series 2021-FL1 A 1.18% (LIBOR01M + 1.05%) 2/18/38	3,700,000	3,701,005
•Invesco Euro CLO I DAC Series 1A A1R 0.65% (EURIBOR03M + 0.65%) 7/15/31	900,000	1,054,796

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•LoanCore Issuer Series 2019-CRE2 A 1.24% (LIBOR01M + 1.13%) 5/15/36	2,100,000	$ 2,099,999
•Man GLG Euro Clo III DAC Series 3A AR 0.68% (EURIBOR03M + 0.68%) 10/15/30	3,800,000	4,456,198
•MF1 Multifamily Housing Mortgage Loan Trust Series 2020-FL4 A 1.81% (LIBOR01M + 1.70%) 11/15/35	2,700,000	2,722,205
Navient Private Education Loan Trust
•Series 2015-AA A2B 1.31% (LIBOR01M + 1.20%) 12/15/28	763,068	768,888
Series 2020-IA A1A 1.33% 4/15/69	3,264,728	3,211,369
Navient Private Education Refi Loan Trust
Series 2020-A A2A 2.46% 11/15/68	3,000,000	3,081,552
Series 2020-HA A 1.31% 1/15/69	3,082,332	3,101,718
•OCP CLO Series 2015-9A A1R 1.04% (LIBOR03M + 0.80%) 7/15/27	572,548	572,578
•OZLM Funding Series 2012-1A A1R3 1.09% (LIBOR03M + 0.97%) 7/22/29	2,500,000	2,499,910
•Palmer Square Loan Funding Series 2020-1A A1 0.98% (LIBOR03M + 0.80%) 2/20/28	3,138,325	3,136,342
•Penarth Master Issuer
Series 2019-1A A1 0.65% (LIBOR01M + 0.54%) 7/18/23	2,000,000	2,000,302
Series 2019-1X A1 0.65% (LIBOR01M + 0.54%) 7/18/23	200,000	200,030
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	3,000,000	3,081,482
•Series 2020-PTA A2B 0.96% (LIBOR01M + 0.85%) 9/15/54	6,000,000	6,048,592
SoFi Consumer Loan Program
Series 2017-5 A2 2.78% 9/25/26	658,498	662,000
Series 2017-6 A2 2.82% 11/25/26	120,527	120,675
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	1,297,456	1,338,921
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program (continued)
Series 2017-D A2FX 2.65% 9/25/40	807,641	$ 825,845
•Sound Point CLO XII Series 2016-2A AR2 1.27% (LIBOR03M + 1.05%) 10/20/28	2,300,000	2,300,071
•Towd Point Mortgage Trust
Series 2019-4 A1 2.90% 10/25/59	4,245,702	4,435,542
Series 2019-HY2 A1 1.11% (LIBOR01M + 1.00%) 5/25/58	1,787,092	1,802,275
Series 2019-MH1 A1 3.00% 11/25/58	1,947,884	1,994,464
Series 2019-SJ3 A1 3.00% 11/25/59	2,583,048	2,611,457
Series 2020-1 A1 2.71% 1/25/60	2,581,486	2,665,331
Series 2020-2 A1A 1.64% 4/25/60	7,381,197	7,436,578
•Tralee CLO III Series 2014-3A AR 1.25% (LIBOR03M + 1.03%) 10/20/27	1,531,820	1,531,894
•Tralee CLO V Series 2018-5A A1 1.33% (LIBOR03M + 1.11%) 10/20/28	5,077,874	5,078,117
•Venture XVI CLO Series 2014-16A ARR 1.09% (LIBOR03M + 0.85%) 1/15/28	1,415,497	1,415,560
•Venture XVII CLO Series 2014-17A ARR 1.12% (LIBOR03M + 0.88%) 4/15/27	4,363,017	4,370,212
•Venture XXVI CLO Series 2017-26A AR 1.32% (LIBOR03M + 1.10%) 1/20/29	1,400,000	1,400,013
•WhiteHorse IX Series 2014-9A AR 1.38% (LIBOR03M + 1.16%) 7/17/26	81,579	81,601
Total Non-Agency Asset-Backed Securities (Cost $128,264,996)		129,287,773
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.66%
•Avon Finance NO 2 Series 2A A 0.95% (SONIA03M IR + 0.90%) 9/20/48	3,762,680	5,201,825
•Bear Stearns ARM Trust Series 2003-1 5A1 2.21% 4/25/33	30,974	30,569

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Canada Square Funding Series 2020-2 A 1.32% (SONIA03M IR + 1.25%) 12/17/57	2,058,849	$ 2,872,308
•Canterbury Finance No 1 Series 1 A2 1.40% (SONIA03M IR + 1.35%) 5/16/56	3,200,000	4,457,653
CRSNT 0.93% 4/15/36	4,500,000	4,500,000
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 2.60% 7/25/33	3,139	3,118
•Finsbury Square Series 2020-2A A 1.35% (SONIA03M IR + 1.30%) 6/16/70	3,127,205	4,354,562
•Gemgarto Series 2021-1A A 0.64% (SONIA03M IR + 0.59%) 12/16/67	2,000,000	2,762,354
•Gosforth Funding Series 2017-1A A1A 0.66% (LIBOR03M + 0.47%) 12/19/59	110,016	110,074
•Great Hall Mortgages No 1 Series 2006-1 A2B 0.15% (EURIBOR03M + 0.15%) 6/18/38	234,164	273,015
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.61% (LIBOR01M + 0.50%) 6/25/35	203,863	196,243
Hawksmoor Mortgage Funding Series 2019-1X A 1.10% (SONIA03M IR + 1.05%) 5/25/53	1,388,782	1,921,364
•Hawksmoor Mortgages Series 2019-1A A 1.10% (SONIA03M IR + 1.05%) 5/25/53	3,676,187	5,085,965
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 2.12% 5/25/33	8,520	8,437
•MFRA Trust Series 2020-NQM2 A1 1.38% 4/25/65	2,253,524	2,254,373
•New Residential Mortagage Loan
Series 2018-3A A1 4.50% 5/25/58	609,259	666,444
Series 2019-RPL3 A1 2.75% 7/25/59	4,902,381	5,088,130
•New Residential Mortgage Loan Trust Series 2020-RPL1 A1 2.75% 11/25/59	4,211,598	4,380,088
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New York Mortgage Trust Series 2005-3 A1 0.59% (LIBOR01M + 0.48%) 2/25/36	323,639	$ 316,193
•Sequoia Mortgage Trust Series 2004-6 A1 1.74% 7/20/34	5,451	5,279
•Silverstone Master Issuer Series 2019-1A 1A 0.79% (LIBOR03M + 0.57%) 1/21/70	190,500	190,846
Stratton Mortgage Fundingstar 0.95% 7/20/60	1,000,000	1,378,874
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.61% (LIBOR01M + 0.50%) 7/19/35	179,182	170,727
•Trinity Square Series 2021-1A A 0.90% (SONIA03M IR + 0.85%) 7/15/59	3,700,000	5,105,311
Total Non-Agency Collateralized Mortgage Obligations (Cost $49,190,277)		51,333,752
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.53%
•Bancorp Commercial Mortgage Trust Series 2019-CRE6 A 1.16% (LIBOR01M + 1.05%) 9/15/36	728,664	728,441
•BX Series 2021-MFM1 A 0.81% (LIBOR01M + 0.70%) 1/15/34	4,400,000	4,387,629
•BXMT Series 2020-FL3 A 1.51% (LIBOR01M + 1.40%) 3/15/37	3,600,000	3,604,481
•GCT Commercial Mortgage Trust Series 2021-GCT A 0.91% (LIBOR01M + 0.80%) 2/15/38	900,000	900,000
•GPMT Series 2018-FL1 A 1.01% (LIBOR01M + 0.90%) 11/21/35	316,412	316,852
GS Mortgage Securities Trust Series 2011-GC5 A4 3.71% 8/10/44	2,688,705	2,724,309
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 1.56% (LIBOR01M + 1.45%) 12/15/31	1,883,347	1,868,496
•MF1 Series 2019-FL2 A 1.24% (LIBOR01M + 1.13%) 12/25/34	4,026,786	4,029,284

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•One New York Plaza Trust Series 2020-1NYP A 1.06% (LIBOR01M + 0.95%) 1/15/26		3,000,000	$ 3,018,712
•Taurus DAC Series 2021-UK1A A 0.89% (SONIA03M IR + 0.85%) 5/17/31		2,600,000	3,595,075
•VMC Finance Series 2018-FL2 A 1.03% (LIBOR01M + 0.92%) 10/15/35		492,952	492,931
•Wells Fargo Commercial Mortgage Trust Series 2020-SOP A 1.25% (LIBOR01M + 1.14%) 1/15/35		2,400,000	2,399,996
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47		3,732,469	3,915,161
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $32,027,065)			31,981,367
ΔSOVEREIGN BONDS–12.23%
Canada—1.66%
CDP Financial 2.13% 6/11/21		15,000,000	15,052,794
			15,052,794
India—0.08%
•Export-Import Bank of India 1.18% (LIBOR03M + 1.00%) 8/21/22		750,000	748,552
			748,552
Israel—1.99%
Israel Government Bond - Fixed 5.50% 1/31/22	ILS	57,200,000	18,049,200
			18,049,200
Japan—7.40%
Japan Bank for International Cooperation 1.75% 1/23/23		8,500,000	8,713,654
^Japan Treasury Discount Bill 0.00% 5/10/21	JPY	6,460,000,000	58,349,412
			67,063,066
Republic of Korea—1.10%
Industrial Bank of Korea 2.13% 10/23/24		9,500,000	9,988,110
			9,988,110
Total Sovereign Bonds (Cost $113,603,173)			110,901,722
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANK–0.30%
International Bank for Reconstruction & Development 0.85% 2/10/27	2,800,000	$ 2,738,896
Total Supranational Bank (Cost $2,800,000)		2,738,896
U.S. TREASURY OBLIGATIONS–2.62%
U.S. Treasury Notes
0.13% 12/15/23	900,000	896,027
×0.38% 3/31/22	22,800,000	22,868,578
Total U.S. Treasury Obligations (Cost $23,767,363)		23,764,605

	Number of Contracts
OPTIONS PURCHASED–0.00%
Centrally Cleared–0.00%
Put Options–0.00%
U.S. Treasury 2 yr Notes Strike price $109, expiration date 4/23/21, notional amount $163,500,000	750	750
U.S. Treasury 2 yr Notes Strike price $108.75, expiration date 4/23/21, notional amount $69,600,000	320	320
U.S. Treasury 2 yr Notes Strike price $108, expiration date 5/21/21, notional amount $54,000,000	250	250
U.S. Treasury 2 yr Notes Strike price $109.50, expiration date 5/21/21, notional amount $65,700,000	300	2,487
		3,807
Call Options–0.00%
U.S. Treasury 5 yr Notes Strike price $132.50, expiration date 5/21/21, notional amount $146,015,000	1,102	1,102
U.S. Treasury 5 yr Notes Strike price $131.75, expiration date 5/21/21, notional amount $32,674,000	248	248
		1,350
Total Options Purchased (Cost $25,715)		5,157

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	3,858,689	$ 3,858,689
Total Money Market Fund (Cost $3,858,689)		3,858,689

Principal Amount°
SHORT-TERM INVESTMENTS—0.28%
U.S. Treasury Obligations–0.28%
≠U.S. Treasury Bills
0.01% 4/29/21	91,000	90,998
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligations (continued)
≠U.S. Treasury Bills (continued)
0.08% 4/29/21	2,177,000	$ 2,176,861
≠U.S. Treasury Cash Management Bill
0.01% 7/6/21	1,000	1,000
0.02% 7/6/21	311,000	310,989
Total Short-Term Investments (Cost $2,579,846)		2,579,848

TOTAL INVESTMENTS–109.22% (Cost $982,608,772)	990,241,264

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(9.22%)	(83,631,265)
NET ASSETS APPLICABLE TO 89,933,696 SHARES OUTSTANDING–100.00%	$906,609,999

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
^ Zero coupon security.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
Δ Securities have been classified by country of origin.
× Fully or partially pledged as collateral for derivatives.
≠ The rate shown is the effective yield at the time of purchase.
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	CAD	(34,502,000)	USD	27,249,770	4/7/21	$—	$(205,549)
BNP	EUR	(24,096,000)	USD	28,754,006	4/7/21	492,530	—
BNP	GBP	(22,811,000)	USD	31,771,477	4/7/21	323,567	—
BNP	GBP	(3,569,000)	USD	4,897,190	4/7/21	—	(23,137)
BNP	JPY	2,484,800,000	USD	(23,333,248)	4/7/21	—	(890,342)
BNP	JPY	(1,001,200,000)	USD	9,172,081	4/7/21	129,165	—
BNP	JPY	(1,487,600,000)	USD	13,449,379	5/7/21	9,186	—
GSI	CAD	(1,786,000)	USD	1,412,397	4/7/21	—	(8,830)
JPMC	AUD	(6,877,000)	USD	5,346,244	4/7/21	122,543	—
JPMC	EUR	(1,779,000)	USD	2,117,575	4/7/21	31,039	—
JPMC	ILS	(60,359,731)	USD	18,360,799	1/31/22	201,877	—
JPMC	JPY	(6,460,000,000)	USD	61,975,005	5/10/21	3,608,719	—
Total Foreign Currency Exchange Contracts						$4,918,626	$(1,127,858)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
36	Bank Acceptance	$7,088,923	$7,116,909	12/19/22	$—	$(27,986)
673	Bank Acceptance	132,269,108	132,989,894	3/13/23	—	(720,786)
(190)	U.S. Treasury 10 yr Notes	(24,878,125)	(25,323,071)	6/21/21	444,946	—
(195)	U.S. Treasury 10 yr Ultra Notes	(28,019,062)	(28,766,708)	6/21/21	747,646	—
3,554	U.S. Treasury 2 yr Notes	784,462,201	785,222,792	6/30/21	—	(760,591)
(1,504)	U.S. Treasury 5 yr Notes	(185,591,251)	(187,845,204)	6/30/21	2,253,953	—
Total Futures Contracts					$3,446,545	$(1,509,363)
Swap Contract
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Sold
MSC Barclays Bank-Quarterly	EUR 1,200,000	(1.00%)	12/20/21	$9,064	$5,886	$3,178	$—
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Interest Rate Floating Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount[2]	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
OIS IRS LIBOR03M-Quarterly	24,400,000	0.19%	(1.00%)[3]	1/13/23	$(7,181)	$—	$—	$(7,181)
OIS IRS LIBOR03M-Quarterly	18,600,000	0.19%	(1.00%)[3]	1/13/23	(5,569)	—	—	(5,569)
Total IRS Contracts						$—	$—	$(12,750)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on LIBOR03M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BNP–BNP Paribas
CAD–Canadian Dollar
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSC–Morgan Stanley & Co.
OIS–Overnight Index Swap
PJSC–Public Joint Stock Company
REMICs–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SONIA03M–Sterling Overnight Index Average Offered Rate GBP 3 Month
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts, interest rate swap contracts and interest rate swap option contracts (“Swaptions”) are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$782,105	$—	$782,105
Agency Collateralized Mortgage Obligations	—	61,512,147	—	61,512,147
Agency Commercial Mortgage-Backed Security	—	2,033,504	—	2,033,504
Agency Obligations	—	64,454,116	—	64,454,116
Corporate Bonds	—	498,977,814	—	498,977,814
Municipal Bonds	—	6,029,769	—	6,029,769
Non-Agency Asset-Backed Securities	—	127,176,913	2,110,860	129,287,773
Non-Agency Collateralized Mortgage Obligations	—	51,333,752	—	51,333,752
Non-Agency Commercial Mortgage-Backed Securities	—	31,981,367	—	31,981,367
Sovereign Bonds	—	110,901,722	—	110,901,722
Supranational Bank	—	2,738,896	—	2,738,896
U.S. Treasury Obligations	—	23,764,605	—	23,764,605
Options Purchased	5,157	—	—	5,157
Money Market Fund	3,858,689	—	—	3,858,689
Short-Term Investment	—	2,579,848	—	2,579,848
Total Investments	$3,863,846	$984,266,558	$2,110,860	$990,241,264
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$4,918,626	$—	$4,918,626
Futures Contracts	$3,446,545	$—	$—	$3,446,545
Swap Contract	$—	$3,178	$—	$3,178
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,127,858)	$—	$(1,127,858)
Futures Contracts	$(1,509,363)	$—	$—	$(1,509,363)
Swap Contracts	$—	$(12,750)	$—	$(12,750)
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP PIMCO Low Duration Bond Fund–13